Provisions	12 Months Ended
Dec. 31, 2023
Provisions
Provisions

25.Provisions

The movement in provisions during the year is as follows:

In € thousand	01/01/2023	Additions	Reversals	Utilization	Discount Effects	Foreign Exchange	12/31/2023
Asset retirement obligations	302	765	—	—	58	—	1,125
Post-employment benefits (note 26)	75	—	—	—	—	5	80
Record retention obligations	68	—	—	(9)	—	—	59
Total non-current provisions	445	765	—	(9)	58	5	1,264
Legal Claims	420	384	—	(662)	—	(54)	88
Severance payments	114	—	(97)	(17)	—	—	—
Other	196	107	(63)	(18)	—	1	223
Total current provisions	730	491	(160)	(697)	—	(53)	311

In € thousand	01/01/2022	Additions	Reversals	Utilization	Discount Effects	Foreign Exchange	12/31/2022
Asset retirement obligations	233	66	—	—	3	—	302
Post-employment benefits (note 26)	84	15	(24)	—	—	—	75
Record retention obligations	56	22	—	—	(10)	—	68
Total non-current provisions	373	103	(24)	—	(7)	—	445
Year-end audit	1,067	—	(1,067)	—	—	—	—
Legal Claims	—	426	—	(6)	—	—	420
Severance payments	619	—	(505)	—	—	—	114
Other	736	1,384	(701)	(1,223)	—	—	196
Total current provisions	2,422	1,810	(2,273)	(1,229)	—	—	730

Asset retirement obligations originate from the Group’s lease rental contracts (removal of tenant fixtures – refer to note 16) and they are expected to be settled in May 2027 at the lease contract end. Accrued severance payments from prior year have been paid. Other provisions closing balance relates to social security provisions with reversals during the year primarily relating to board remuneration, payroll, social security, and HR provisions.

In 2023 the accrual for the year end audit is presented in trade and other payables.

Legal claims relate to the expected legal fees in relation to US litigation proceedings. On April 18, 2022, a putative class action was filed against Lilium N.V., Daniel Wiegand, Geoffrey Richardson and Barry Engle for purported violations of United States securities laws (the “Lawsuit”). The Lawsuit was filed in the U.S. District Court for the Central District of California, but was later transferred to the U.S. District Court for the Southern District of Florida. The Lawsuit is presently captioned as: Maniraj Ashirwad Gnanaraj v. Lilium N.V. et al., 23-CV-80232-Rosenberg/Reinhart. On March 10, 2023, the Lead Plaintiff filed an amended complaint, which Defendants moved to dismiss. On January 3, 2024, the court granted Defendants’ motion to dismiss but allowed the Lead Plaintiff to file a second amended complaint. On January 24, 2024, the Lead Plaintiff filed a second amended complaint, which Defendants have moved to dismiss. The Company’s management believes the claims are without merit and intend to vigorously defend this litigation. The Lawsuit is currently at a preliminary stage and Lilium cannot predict its outcome, so the Company therefore cannot determine the likelihood of loss or estimate a range of possible loss.